UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-03313)

First American Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Jill M. Stevenson
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant’s telephone number, including area code

Date of fiscal year end: 08/31
Date of reporting period: 11/30/14

Item 1. Schedule of Investments.

Schedule of INVESTMENTS November 30, 2014 (unaudited), all dollars are rounded to thousands (000)

Government Obligations Fund

DESCRIPTION	PAR	VALUE >
Government Agency Debt - 51.0%
Federal Farm Credit Bank
0.120%, 12/01/2014 ¤	$110,000	$110,000
0.120%, 12/09/2014 ¤	30,000	29,999
0.160%, 01/16/2015	151,503	151,505
0.160%, 02/05/2015	25,450	25,450
0.450%, 02/17/2015	11,300	11,308
2.050%, 02/18/2015	500	502
1.670%, 03/24/2015	500	502
0.097%, 04/02/2015 Δ	100,000	99,998
0.150%, 04/10/2015	24,000	24,001
0.210%, 04/21/2015	27,320	27,328
0.130%, 05/01/2015	50,000	50,000
0.100%, 06/16/2015 Δ	50,000	49,999
0.175%, 06/22/2015 Δ	76,000	76,028
0.500%, 06/23/2015	48,048	48,150
0.128%, 07/17/2015 Δ	70,000	70,013
0.185%, 07/20/2015 Δ	13,200	13,205
0.550%, 08/17/2015	15,397	15,440
0.105%, 08/24/2015 Δ	50,000	49,996
0.135%, 09/11/2015 Δ	80,000	80,021
0.180%, 09/22/2015 Δ	16,000	16,009
0.136%, 11/09/2015 Δ	50,000	50,012
0.250%, 12/02/2015	113,900	113,920
0.172%, 03/01/2016 Δ	27,500	27,511
0.116%, 04/06/2016 Δ	50,000	49,992
0.244%, 04/19/2016 Δ	52,700	52,787
0.123%, 05/13/2016 Δ	240,000	239,991
Federal Home Loan Bank
0.101%, 12/08/2014	75,000	75,000
0.116%, 12/09/2014	75,000	75,000
0.132%, 12/09/2014	50,000	50,000
0.120%, 12/10/2014	50,000	50,000
0.125%, 01/06/2015	27,850	27,849
0.120%, 01/08/2015	80,000	80,000
0.089%, 01/12/2015	25,000	25,000
0.090%, 01/15/2015	32,275	32,274
0.090%, 01/16/2015	100,000	99,997
0.250%, 01/16/2015	50,000	50,007
0.101%, 01/21/2015 ¤	300,000	299,957
0.090%, 01/22/2015	50,000	49,998
0.050%, 01/23/2015	100,000	99,999
0.065%, 01/23/2015 ¤	75,000	74,993
0.111%, 01/23/2015 Δ	100,000	100,000
0.090%, 02/02/2015	50,000	49,997
0.117%, 02/12/2015 Δ	150,000	149,999
0.094%, 02/13/2015 Δ	50,000	49,999
0.114%, 02/13/2015 Δ	50,000	50,000
0.132%, 02/18/2015 Δ	125,000	125,000
0.112%, 02/19/2015 Δ	75,000	75,000
0.110%, 02/23/2015 Δ	35,000	34,999
0.113%, 02/23/2015 Δ	100,000	100,000
0.140%, 03/02/2015	50,000	50,003
0.116%, 03/10/2015 Δ	150,000	150,000
0.102%, 03/11/2015 Δ	71,200	71,200
0.160%, 03/12/2015	60,000	60,000
0.100%, 03/20/2015 Δ	50,000	49,999
0.125%, 04/02/2015	75,000	74,990
0.116%, 04/10/2015 Δ	220,000	219,993
0.125%, 04/14/2015	40,000	39,998
0.150%, 04/14/2015	80,000	79,998
0.130%, 04/17/2015	65,000	64,997
0.070%, 04/22/2015	40,000	39,997
0.070%, 04/22/2015	50,000	49,997
0.070%, 04/29/2015	50,000	49,994
0.125%, 05/01/2015	15,475	15,474
0.120%, 05/08/2015	50,000	50,005
0.100%, 05/14/2015	75,000	74,996
0.110%, 05/20/2015 ¤	50,000	49,974
0.125%, 05/21/2015	35,000	34,999
0.115%, 05/22/2015 ¤	35,000	34,981

0.106%, 05/28/2015 Δ	100,000	99,999
0.120%, 06/01/2015 ¤	18,300	18,289
0.200%, 06/30/2015	25,000	25,000
0.139%, 07/16/2015 Δ	10,560	10,562
0.200%, 07/17/2015	25,000	25,000
0.220%, 07/17/2015	147,500	147,500
0.120%, 07/21/2015 Δ	75,000	74,993
0.102%, 08/03/2015 Δ	50,000	49,997
0.230%, 08/03/2015	55,000	55,000
0.210%, 08/17/2015	50,000	50,000
0.113%, 08/18/2015 Δ	150,000	150,000
0.250%, 08/27/2015	75,000	75,000
0.200%, 08/28/2015	100,000	100,014
0.128%, 09/08/2015 Δ	50,000	49,994
2.875%, 09/11/2015	1,000	1,021
0.120%, 09/17/2015 Δ	100,000	99,992
0.130%, 09/17/2015 Δ	150,000	149,982
0.200%, 09/25/2015	25,000	24,996
0.121%, 09/28/2015 Δ	100,000	99,992
0.250%, 10/02/2015	50,000	50,000
0.250%, 10/02/2015	39,500	39,500
0.250%, 10/09/2015	60,740	60,739
0.270%, 10/09/2015	30,000	30,000
0.118%, 10/14/2015 Δ	200,000	199,983
0.270%, 10/20/2015	49,500	49,500
0.113%, 10/21/2015 Δ	50,000	50,000
0.105%, 11/20/2015 Δ	50,000	49,993
0.200%, 12/01/2015	35,000	34,994
0.108%, 12/07/2015 Δ	50,000	49,991
0.250%, 12/07/2015	50,000	49,998
Federal Home Loan Mortgage Corporation
0.320%, 12/03/2014	74,500	74,501
0.350%, 12/05/2014	12,300	12,300
0.330%, 12/29/2014	4,000	4,001
0.625%, 12/29/2014	6,500	6,502
0.300%, 01/09/2015	50,000	50,008
0.100%, 01/16/2015 ¤	10,600	10,599
0.100%, 02/10/2015 ¤	65,945	65,932
0.100%, 03/17/2015 ¤	34,000	33,990
0.100%, 03/24/2015 ¤	250,000	249,921
0.070%, 03/26/2015 ¤	50,000	49,989
0.070%, 04/07/2015 ¤	150,000	149,963
0.070%, 04/10/2015 ¤	75,000	74,981
0.500%, 04/17/2015	123,197	123,358
0.105%, 05/18/2015 ¤	25,000	24,988
0.144%, 06/26/2015 Δ	372,800	372,886
0.145%, 07/16/2015 Δ	200,000	200,045
0.145%, 07/17/2015 Δ	20,000	20,005
4.375%, 07/17/2015	34,600	35,518
5.350%, 08/01/2015	1,500	1,551
0.450%, 09/04/2015	16,208	16,243
1.750%, 09/10/2015	36,207	36,651
0.420%, 09/18/2015	25,000	25,052
0.270%, 12/09/2015	50,000	50,000
0.113%, 02/18/2016 Δ	150,000	149,972
Federal National Mortgage Association
0.450%, 12/15/2014 Δ	25,000	25,003
0.038%, 12/17/2014 ¤	165,100	165,097
0.750%, 12/19/2014	10,521	10,524
0.095%, 01/21/2015 ¤	217,000	216,971
0.100%, 02/17/2015 ¤	13,000	12,997
0.126%, 02/27/2015 Δ	23,350	23,353
0.375%, 03/16/2015	24,625	24,646
0.100%, 04/29/2015 ¤	40,461	40,444
0.100%, 05/13/2015 ¤	50,000	49,977
0.500%, 07/02/2015	25,117	25,170
2.375%, 07/28/2015	337,748	342,705
0.145%, 10/21/2015 Δ	275,000	275,073
1.625%, 10/26/2015	43,920	44,487
Total Government Agency Debt (Cost $9,637,762)		9,637,762

Government Agency Repurchase Agreements - 10.8%
BNP Paribas Securities Corp.
0.100%, dated 11/28/2014, matures 12/01/2014, repurchase price $350,003 (collateralized by various government agency obligations: Total market value $357,005)	350,000	350,000
Goldman Sachs & Company
0.070%, dated 11/28/2014, matures 12/01/2014, repurchase price $400,002 (collateralized by various government agency obligations: Total market value $408,003)	400,000	400,000
HSBC Securities (USA) Inc.
0.070%, dated 11/28/2014, matures 12/01/2014, repurchase price $50,000 (collateralized by various government agency obligations: Total market value $51,003)	50,000	50,000
ING Financial Markets LLC
0.090%, dated 11/28/2014, matures 12/01/2014, repurchase price $200,002 (collateralized by various government agency obligations: Total market value $204,002)	200,000	200,000
Merrill Lynch, Pierce, Fenner & Smith Inc.
0.080%, dated 11/28/2014, matures 12/01/2014, repurchase price $300,002 (collateralized by various government agency obligations: Total market value $306,000)	300,000	300,000
RBC Capital Markets LLC
0.090%, dated 11/28/2014, matures 12/01/2014, repurchase price $200,002 (collateralized by various government agency obligations: Total market value $204,001)	200,000	200,000
SG Americas Securities LLC
0.090%, dated 11/28/2014, matures 12/01/2014, repurchase price $550,004 (collateralized by various government agency obligations: Total market value $561,000)	550,000	550,000
Total Government Agency Repurchase Agreements (Cost $2,050,000)		2,050,000

Treasury Repurchase Agreements - 38.2%
Bank of Nova Scotia
0.080%, dated 11/28/2014, matures 12/01/2014, repurchase price $1,300,009 (collateralized by U.S. Treasury obligations: Total market value $1,326,000)	1,300,000	1,300,000
Credit Agricole Corporate & Investment Bank
0.080%, dated 11/28/2014, matures 12/01/2014, repurchase price $824,970 (collateralized by U.S. Treasury obligations: Total market value $840,169)	824,965	824,965
Federal Reserve Bank of New York
0.070%, dated 11/28/2014, matures 12/01/2014, repurchase price $5,100,030 (collateralized by U.S. Treasury obligations: Total market value $5,100,030)	5,100,000	5,100,000
Total Treasury Repurchase Agreements (Cost $7,224,965)		7,224,965

Total Investments - ▲ 100.0% (Cost $18,912,727)		18,912,727
Other Assets and Liabilities, Net - 0.0%		4,117
Total Net Assets - 100.0%		$18,916,844

>

Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2014, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

¤	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

Δ	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2014.

▲

On November 30, 2014, the cost of investments for federal income tax purposes was approximately $18,912,727. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-

Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-

Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2014 the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Government Agency Debt	$—	$9,637,762	$—	$9,637,762
Treasury Repurchase Agreements	—	7,224,965	—	7,224,965
Government Agency Repurchase Agreements	—	2,050,000	—	2,050,000
Total Investments	$—	$18,912,727	$—	$18,912,727

During the three-month period ended November 30, 2014, there were no transfers between fair value levels or Level 3 securities.

Schedule of INVESTMENTS November 30, 2014 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund

DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 36.4%
Banco del Estado de Chile/NY
0.200%, 12/04/2014	$30,000	$30,000
0.200%, 12/15/2014	40,000	40,000
0.200%, 02/03/2015	70,000	70,000
0.200%, 03/05/2015	50,000	50,000
0.233%, 05/14/2015 Δ	16,000	16,000
Bank of Montreal/Chicago
0.180%, 12/05/2014	100,000	100,000
0.180%, 12/11/2014	40,000	40,000
0.170%, 01/22/2015	50,000	50,000
0.230%, 05/13/2015	25,000	25,000
0.273%, 05/15/2015 Δ	75,000	75,000
Bank of Nova Scotia/Houston
0.230%, 03/03/2015 Δ	25,000	25,000
0.520%, 03/06/2015 Δ	25,000	25,015
0.336%, 04/02/2015 Δ	65,000	65,000
0.314%, 05/08/2015 Δ	25,000	25,000
0.280%, 05/19/2015	20,000	20,000
0.325%, 07/31/2015 Δ	55,000	55,000
Bank of Tokyo-Mitsubishi/NY
0.100%, 12/01/2014	75,000	75,000
0.100%, 12/03/2014	100,000	100,000
0.160%, 01/05/2015	50,000	50,000
0.206%, 01/07/2015 Δ	25,000	25,000
0.180%, 02/17/2015	50,000	50,000
Canadian Imperial Bank of Commerce/NY
0.080%, 12/01/2014	200,000	200,000
0.090%, 12/03/2014	124,000	124,000
0.330%, 10/16/2015 Δ	53,000	53,000
Commonwealth Bank of Australia/NY
0.236%, 07/07/2015 Δ	45,000	45,000
Credit Agricole/NY
0.100%, 12/01/2014	100,000	100,000
0.120%, 12/05/2014	100,000	100,000
0.110%, 12/12/2014	100,000	100,000
Credit Suisse/NY
0.280%, 01/20/2015	65,000	65,000
0.220%, 02/23/2015	40,000	40,000
0.280%, 03/18/2015	50,000	50,000
0.310%, 04/06/2015	50,000	50,000
DZ Bank/NY
0.090%, 12/01/2014	200,000	200,000
HSBC Bank USA NA
0.240%, 04/22/2015	25,000	25,000
Mitsubishi UFJ Trust & Banking/NY
0.200%, 01/02/2015	50,000	50,000
0.220%, 01/06/2015	30,000	30,000
National Australia Bank/NY
0.220%, 03/17/2015	50,000	50,000
Nordea Bank Finland/NY
0.175%, 12/22/2014	25,000	25,000
0.160%, 12/23/2014	100,000	100,000
0.220%, 03/24/2015	25,000	25,000
0.210%, 04/29/2015	25,000	24,999
Rabobank Nederland/NY
0.210%, 12/03/2014	20,000	20,000
0.220%, 01/06/2015	55,000	55,000
0.285%, 03/17/2015 Δ	25,000	25,000
0.279%, 04/10/2015 Δ	75,000	75,000
0.230%, 04/20/2015	50,000	50,000
0.284%, 06/01/2015 Δ	40,000	40,008
Skandinaviska Enskilda Banken/NY
0.230%, 12/01/2014	25,000	25,000
0.185%, 12/11/2014	50,000	50,000
0.210%, 12/22/2014	8,000	8,000
0.250%, 02/18/2015	25,000	25,000
0.250%, 02/27/2015	25,000	25,000
0.250%, 04/14/2015	25,000	25,000
0.250%, 04/15/2015	25,000	25,000
Sumitomo Mitsui Banking/NY
0.110%, 12/05/2014	50,000	50,000
0.200%, 12/09/2014	40,000	40,000
0.200%, 01/14/2015	59,000	59,000
0.224%, 01/20/2015 Δ	50,000	50,000
0.200%, 02/13/2015	50,000	50,000
Svenska Handelsbanken/NY
0.190%, 12/17/2014	35,000	35,000
0.185%, 12/29/2014	50,000	50,000
0.190%, 01/21/2015	50,000	50,001
0.170%, 02/20/2015	25,000	25,000
0.180%, 03/05/2015	75,000	74,999
Swedbank/NY
0.090%, 12/03/2014	300,000	300,000

Toronto-Dominion Bank/NY
0.240%, 12/18/2014	20,100	20,100
0.160%, 01/15/2015	40,000	40,000
0.200%, 01/27/2015	45,000	45,001
0.232%, 02/06/2015	50,000	50,000
0.230%, 02/10/2015	30,000	30,000
0.230%, 02/17/2015	20,000	20,000
0.220%, 05/26/2015	25,000	25,000
0.250%, 06/08/2015	50,000	50,000
0.290%, 06/16/2015	25,000	25,000
Wells Fargo Bank NA
0.226%, 12/05/2014	128,500	128,501
0.230%, 04/08/2015	25,000	25,000
Total Certificates of Deposit (Cost $4,158,624)		4,158,624

Other Notes - 13.6%
Australia & New Zealand Banking Group
1.233%, 03/23/2015 Δ ■	75,000	75,239
BHP Billiton Finance USA
1.000%, 02/24/2015	25,000	25,039
Canadian Imperial Bank
1.500%, 12/12/2014 ■	24,000	24,009
Commonwealth Bank of Australia
0.513%, 01/29/2015 ■	5,800	5,803
1.950%, 03/16/2015	56,513	56,773
3.500%, 03/19/2015 ■	24,248	24,475
DnB Bank/Cayman Islands Branch - Time Deposit
0.060%, 12/01/2014	391,353	391,353
HSBC Bank
3.500%, 06/28/2015 ■	13,633	13,882
MetLife Global Funding I
2.000%, 01/09/2015 ■	15,300	15,329
0.459%, 04/10/2015 Δ	87,000	87,000
1.700%, 06/29/2015 ■	6,720	6,772
2.500%, 09/29/2015 ■	13,975	14,220
MetLife Institutional Fund
1.625%, 04/02/2015 ■	29,180	29,307
MetLife Institutional Funding II
0.601%, 01/06/2015 ■	49,470	49,489
National Australia Bank
3.750%, 03/02/2015 ■	14,750	14,876
2.000%, 03/09/2015	37,835	38,015
New York Life Gobal Funding
1.300%, 01/12/2015 ■	2,675	2,678
3.000%, 05/04/2015 ■	37,495	37,931
0.750%, 07/24/2015 ■	11,205	11,240
0.233%, 10/29/2015 Δ ■	14,200	14,200
Royal Bank of Canada
1.150%, 03/13/2015	21,277	21,330
3.125%, 04/14/2015 ■	11,300	11,417
Skandinaviska Enskilda Banken/Cayman Islands Branch - Time Deposit
0.090%, 12/01/2014	250,000	250,000
Svenska Handelsbanken
0.305%, 05/15/2015 Δ ■	65,000	65,000
Svenska Handelsbanken/Cayman Islands Branch - Time Deposit
0.060%, 12/01/2014	150,000	150,000
Total Capital SA
3.125%, 10/02/2015	14,664	15,003
Toyota Motor Credit Corp
0.875%, 07/17/2015	7,000	7,026
Wells Fargo Bank
0.511%, 07/20/2015 Δ	21,000	21,036
0.324%, 12/15/2015 Δ	20,000	20,000
Westpac Banking
4.200%, 02/27/2015	16,556	16,710
0.434%, 10/01/2015 Δ ■	35,750	35,750
Total Other Notes (Cost $1,550,902)		1,550,902

Financial Company Commercial Paper - 12.9%
ASB Finance LTD London
0.200%, 02/25/2015 ■ ¤	50,000	49,976
Australia & New Zealand Banking Group
0.220%, 04/01/2015 ■ ¤	25,000	24,981
0.331%, 08/18/2015 Δ ■	49,000	49,000
Bank Nederlandse Gemeenten
0.251%, 04/08/2015 ■ ¤	50,000	49,956
Bank of New York Mellon
0.070%, 12/01/2014 ¤	350,000	350,000
CDP Financial
0.150%, 12/22/2014 ■ ¤	25,000	24,998
CPPIB Capital
0.251%, 01/09/2015 ■ ¤	25,000	24,993
0.140%, 01/13/2015 ■ ¤	50,000	49,992
0.251%, 04/02/2015 ■ ¤	20,000	19,983
0.251%, 04/16/2015 ■ ¤	25,000	24,976
0.251%, 05/04/2015 ■ ¤	30,000	29,968

JP Morgan Securities
0.250%, 02/06/2015 ¤	25,000	24,988
Macquarie Bank
0.331%, 12/16/2014 ■ ¤	35,000	34,995
0.337%, 02/10/2015 Δ ■	25,000	25,000
0.240%, 02/12/2015 ■ ¤	30,000	29,986
0.412%, 02/20/2015 ■	30,000	30,000
0.334%, 03/16/2015 Δ ■	40,000	40,000
0.322%, 05/11/2015 Δ ■	39,000	39,000
MetLife Short Term Funding
0.120%, 01/06/2015 ■ ¤	49,000	48,994
Nederlandse Waterschapsbank
0.236%, 12/05/2014	15,000	15,000
0.243%, 12/23/2014 ■	25,000	25,001
PSP Capital
0.145%, 01/02/2015 ■ ¤	15,000	14,998
0.251%, 01/06/2015 ■ ¤	15,000	14,996
0.140%, 01/07/2015 ■ ¤	30,000	29,996
0.130%, 01/13/2015 ■ ¤	20,000	19,997
0.251%, 01/28/2015 ■ ¤	35,000	34,986
0.251%, 02/11/2015 ■ ¤	30,000	29,985
0.251%, 04/27/2015 ■ ¤	25,000	24,974
Siemens Capital
0.090%, 12/11/2014 ■ ¤	42,081	42,080
Suncorp Metway
0.351%, 12/11/2014 ■ ¤	25,000	24,997
0.351%, 12/16/2014 ■ ¤	20,000	19,997
0.351%, 01/14/2015 ■ ¤	24,000	23,990
0.240%, 01/21/2015 ■ ¤	5,000	4,998
0.341%, 02/10/2015 ■ ¤	25,820	25,803
0.240%, 02/18/2015 ■ ¤	25,000	24,987
0.341%, 02/25/2015 ■ ¤	30,000	29,976
0.341%, 04/16/2015 ■ ¤	40,000	39,949
0.341%, 05/27/2015 ■ ¤	25,000	24,958
Toyota Credit Canada
0.240%, 05/11/2015 ¤	35,000	34,962
Total Financial Company Commercial Paper (Cost $1,478,416)		1,478,416

Asset Backed Commercial Paper ■ - 12.9%
Barton Capital
0.097%, 12/01/2014 ¤	132,000	132,000
Fairway Finance
0.150%, 01/05/2015 ¤	35,000	34,995
0.170%, 02/09/2015 ¤	21,802	21,795
0.180%, 03/10/2015 ¤	25,019	25,006
0.230%, 04/16/2015 ¤	17,000	16,985
Gotham Funding
0.150%, 12/01/2014 ¤	25,000	25,000
0.160%, 01/12/2015 ¤	11,301	11,299
0.160%, 01/14/2015 ¤	75,000	74,985
0.180%, 01/20/2015 ¤	45,000	44,989
Kells Funding
0.080%, 12/01/2014 ¤	30,000	30,000
0.234%, 12/11/2014	55,000	55,000
0.234%, 12/11/2014	50,000	50,000
0.241%, 03/26/2015 Δ	60,000	60,006
0.341%, 10/19/2015 ¤	35,000	34,894
Liberty Street Funding
0.180%, 12/10/2014 ¤	75,000	74,997
0.170%, 01/13/2015 ¤	50,000	49,990
0.170%, 01/23/2015 ¤	35,000	34,991
0.170%, 01/28/2015 ¤	20,000	19,994
Manhattan Asset Funding
0.180%, 12/04/2014 ¤	30,000	30,000
0.160%, 12/12/2014 ¤	11,000	10,999
0.170%, 01/06/2015 ¤	50,000	49,992
0.170%, 01/14/2015 ¤	17,787	17,783
0.170%, 01/23/2015 ¤	19,000	18,995
Nieuw Amsterdam Receivables
0.080%, 12/01/2014 ¤	18,173	18,173
0.170%, 01/08/2015 ¤	50,000	49,991
0.180%, 02/04/2015 ¤	71,304	71,281
0.180%, 02/24/2015 ¤	25,000	24,989
Old Line Funding
0.225%, 01/13/2015 ¤	44,000	43,988
0.180%, 01/14/2015 ¤	25,000	24,995
0.190%, 01/20/2015 ¤	25,000	24,993
0.180%, 01/21/2015 ¤	25,000	24,994
0.190%, 03/13/2015 ¤	40,000	39,978
0.230%, 04/21/2015 ¤	25,000	24,978
Thunder Bay Funding
0.225%, 01/05/2015 ¤	49,000	48,989
0.190%, 01/22/2015 ¤	50,000	49,986
0.245%, 03/06/2015 ¤	50,000	49,968
0.230%, 05/05/2015 ¤	50,000	49,951
Total Asset Backed Commercial Paper (Cost $1,471,949)		1,471,949

Other Commercial Paper - 2.6%
Automatic Data Processing
0.080%, 12/03/2014 ¤	250,000	249,999
Colgate - Palmolive Co
0.080%, 12/08/2014 ■ ¤	51,300	51,299
Total Other Commercial Paper (Cost $301,298)		301,298

Investment Companies Ω - 1.7%	SHARES
Dreyfus Institutional Cash Advantage Fund, Institutional Shares, 0.060%	100,000,000	100,000
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.064%	97,307,000	97,307
Total Investment Companies (Cost $197,307)		197,307

Government Agency Debt - 1.1%	PAR
Federal Home Loan Bank
0.200%, 07/17/2015	$25,000	25,000
0.220%, 07/17/2015	25,000	25,000
0.250%, 10/02/2015	25,000	25,000
0.250%, 10/02/2015	30,000	30,000
Federal Home Loan Mortgage Corporation
0.270%, 12/09/2015	25,000	25,000
Total Government Agency Debt (Cost $130,000)		130,000

Variable Rate Demand Notes Δ - 0.9%
Ascension Parish, Geismar Project, Series 2007 (INS: FHLB) (LOC: Suntrust Bank)
0.050%, 12/05/2014	8,700	8,700
California Health Facilities Financing Authority, St. Joseph Health System, Series 2011D (LOC: Wells Fargo Bank)
0.030%, 12/05/2014	10,000	10,000
Illinois Development Finance Authority, North Park University, Series 1999 (LOC: JPMorgan Chase Bank)
0.060%, 12/05/2014	2,100	2,100
Lowell Industrial Development Revenue, Arkansas Democrat-Gazette, Series 2006 (AMT) (LOC: JPMorgan Chase Bank)
0.120%, 12/05/2014	2,830	2,830
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wells Fargo Bank)
0.040%, 12/05/2014	10,835	10,835
Michigan State Hospital Finance Authority, McLaren Healthcare, Series 2008B (LOC: JPMorgan Chase Bank)
0.060%, 12/05/2014	1,000	1,000
Minneapolis & Saint Paul Housing & Redevelopment Authority Healthcare, Allina Healthcare, Series 2008C-1 (LOC: Wells Fargo Bank)
0.030%, 12/05/2014	200	200
Minnesota State Housing Finance Agency, Series 2007E (AMT) (SPA: Wells Fargo Bank)
0.150%, 12/05/2014	6,170	6,170
Mobile Downtown Redevelopment Authority, Austal USA, Series 2011A (LOC: National Australia Bank)
0.040%, 12/05/2014	2,400	2,400
New York Jets LLC, Jets Stadium Development (LOC: Sumitoma Mitsui Banking/NY)
0.100%, 12/05/2014 ■	26,000	26,000
New York State Housing Finance Agency, Blue Castle Site A Realty, Series 2006A (AMT) (LOC: JPMorgan Chase Bank)
0.060%, 12/05/2014	5,800	5,800
North Sumter Solid Waste Disposal Authority, Emelle Project, Series 2003 (AMT) (LOC: Wells Fargo Bank)
0.050%, 12/05/2014	4,350	4,350
Sweetwater County Pollution Control, PacifiCorp, Series 1994 (LOC: Wells Fargo Bank)
0.050%, 12/05/2014	14,250	14,250

Washington State Housing Finance Comission, Living Care Centers Project, Series 2000 (LOC: Wells Fargo Bank)
0.050%, 12/05/2014	7,130	7,130
Total Variable Rate Demand Notes (Cost $101,765)		101,765

Treasury Debt - 0.7%
United States Treasury Notes
0.250%, 12/15/2014	25,000	25,001
0.250%, 01/15/2015	25,000	25,004
2.375%, 02/28/2015	25,000	25,136
Total Treasury Debt (Cost $75,141)		75,141

Government Agency Repurchase Agreements - 4.4%
Bank of Nova Scotia
0.090%, dated 11/28/2014, matures 12/01/2014, repurchase price $300,002 (collateralized by various government agency obligations: Total market value $306,194)	300,000	300,000
RBC Capital Markets LLC
0.100%, dated 11/28/2014, matures 12/01/2014, repurchase price $200,002 (collateralized by various government agency obligations: Total market value $204,000)	200,000	200,000

Total Government Agency Repurchase Agreements (Cost $500,000)		500,000

Treasury Repurchase Agreement - 7.6%
Credit Agricole Corporate & Investment Bank
0.080%, dated 11/28/2014, matures 12/01/2014, repurchase price $869,383 (collateralized by U.S. Treasury obligations: Total market value $886,890)
(Cost $869,377)	869,377	869,377

Other Repurchase Agreements - 5.3%
BNP Paribas Prime Brokerage Inc.
0.250%, dated 11/28/2014, matures 12/01/2014, repurchase price $135,003 (collateralized by various securities: Total market value $141,750)	135,000	135,000
BNP Paribas Securities Corp.
0.250%, dated 11/28/2014, matures 01/02/2015, repurchase price $120,029 (collateralized by various securities: Total market value $126,000) ∞	120,000	120,000
BNP Paribas Securities Equity
0.350%, dated 11/28/2014, matures 01/02/2015, repurchase price $75,026(collateralized by various securities: Total market value $78,750) ∞	75,000	75,000
HSBC Securities (USA) Inc.
0.200%, dated 11/28/2014, matures 12/01/2014, repurchase price $95,002(collateralized by various securities: Total market value $99,744)	95,000	95,000
ING Financial Markets LLC
0.200%, dated 11/28/2014, matures 12/01/2014, repurchase price $35,001(collateralized by various securities: Total market value $36,754)	35,000	35,000
JP Morgan Securities LLC
0.280%, dated 11/28/2014, matures 01/02/2015, repurchase price $150,041(collateralized by various securities: Total market value $157,501) ∞	150,000	150,000
Total Other Repurchase Agreements (Cost $610,000)		610,000

Total Investments ▲ - 100.0% (Cost $11,444,779)		11,444,779
Other Assets and Liabilities, Net - (0.1)%		(13,766)
Total Net Assets - 100.0%		$11,431,013

>

Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2014, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2014.

■

Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of November 30, 2014, the value of these investments was $3,054,331 or 26.7% of total net assets.

¤	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

Ω	The rate shown is the annualized seven-day effective yield as of November 30, 2014.

∞	Security considered illiquid. As of November 30, 2014, the value of these investments was $345,000 or 3.0% of total net assets.

▲

On November 30, 2014, the cost of investments for federal income tax purposes was approximately $11,444,779. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMT	-	Alternative Minimum Tax. As of November 30, 2014, the total value of securities subject to AMT was $19,150 or 0.2% of total net assets.

FHLB	-	Federal Home Loan Bank

INS	-	Insured

LOC	-	Letter of Credit

SPA	-	Standby Purchase Agreement

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-

Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-

Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2014 the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$4,158,624	$—	$4,158,624
Other Notes	—	1,550,902	—	1,550,902
Financial Company Commercial Paper	—	1,478,416	—	1,478,416
Asset Backed Commercial Paper	—	1,471,949	—	1,471,949
Treasury Repurchase Agreement	—	869,377	—	869,377
Other Repurchase Agreements	—	610,000	—	610,000
Government Agency Repurchase Agreements	—	500,000	—	500,000
Other Commercial Paper	—	301,298	—	301,298
Government Agency Debt	—	130,000	—	130,000
Variable Rate Demand Notes	—	101,765	—	101,765
Treasury Debt	—	75,141	—	75,141
Investment Companies	197,307	—	—	197,307
Total Investments	$197,307	$11,247,472	$—	$11,444,779

During the three-month period ended November 30, 2014, there were no transfers between fair value levels or Level 3 securities.

Schedule of INVESTMENTS November 30, 2014, all dollars are rounded to thousands (000)

Tax Free Obligations Fund

DESCRIPTION	PAR	VALUE >
Municipal Debt - 99.9%
Alabama - 0.7%
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA Project, Series 2011B (LOC: Australia - New Zealand Banking Group)
0.040%, 12/05/2014 Δ	$4,765	$4,765

Alaska - 1.1%
Valdez Marine Terminal, Exxon Pipeline Project, Series 1985
0.050%, 12/01/2014 Δ	5,045	5,045
Valdez Marine Terminal, Exxon Pipeline Project, Series 1993A
0.050%, 12/01/2014 Δ	1,550	1,550
Valdez Marine Terminal, Exxon Pipeline Project, Series 1993C
0.050%, 12/01/2014 Δ	1,080	1,080
		7,675

Colorado - 8.2%
Colorado Educational & Cultural Facilities Authority, The Nature Conservancy, Series 2002A
0.040%, 12/05/2014 Δ	8,829	8,829
Colorado Educational & Cultural Facilities Authority, The Nature Conservancy, Series 2012
0.050%, 12/05/2014 Δ	20,255	20,255
Colorado General Fund, Series A
3.000%, 06/26/2015	25,000	25,409
El Paso County, YMCA Pikes Peak Region, Series 2006 (LOC: Wells Fargo Bank)
0.040%, 12/05/2014 Δ	1,820	1,820
		56,313

Connecticut - 3.8%
Connecticut Health & Educational Facilities, Yale University, Series 1999U
0.030%, 12/05/2014 Δ	15,735	15,735
Connecticut Health & Educational Facilities, Yale University, Series 1999U2
0.030%, 12/05/2014 Δ	8,970	8,970
Connecticut Health & Educational Facilities, Yale University, Series 2001V-2
0.030%, 12/01/2014 Δ	1,525	1,525
		26,230

Delaware - 2.2%
Delaware State, Series 2014 (General Obligation)
5.000%, 03/01/2015	15,000	15,179

District of Columbia - 2.7%
District of Columbia, Progressive Life Center, Series 2008A (LOC: Branch Banking & Trust)
0.040%, 12/05/2014 Δ	3,240	3,240
District of Columbia, Series 1998A (LOC: PNC Bank)
0.050%, 12/05/2014 Δ	15,580	15,580
		18,820

Florida - 5.3%
Halifax Hospital Medical Center, Series 2008 (LOC: JPMorgan Chase Bank)
0.040%, 12/05/2014 Δ	19,040	19,040
Hillsborough Community College Foundation, Series 2006 (LOC: BMO Harris Bank)
0.040%, 12/05/2014 Δ	8,545	8,545
Orange County Health Facilities Authority, Orlando Regional Healthcare, Series 2008E (LOC: Branch Banking & Trust)
0.050%, 12/05/2014 Δ	4,500	4,500
Sarasota County Public Hospital District, Sarasota Memorial Hospital, Series 2008A (LOC: Northern Trust Company)
0.040%, 12/01/2014 Δ	4,600	4,600
		36,685

Illinois - 9.9%
Chicago, Neighborhoods Alive 21, Series 2002B-3 (General Obligation) (LOC: Royal Bank of Canada)
0.030%, 12/01/2014 Δ	12,500	12,500
Chicago, Neighborhoods Alive 21, Series 2002B-5 (General Obligation) (LOC: Bank of New York Mellon)
0.030%, 12/01/2014 Δ	12,305	12,305
Illinois Development Finance Authority, American College of Surgeons, Series 1996 (LOC: Northern Trust Company)
0.070%, 12/05/2014 Δ	3,500	3,500
Illinois Development Finance Authority, Lake Forest Academy, Series 1994 (LOC: Northern Trust Company)
0.050%, 12/05/2014 Δ	6,255	6,255
Illinois Development Finance Authority, Lyric Opera of Chicago, Series 1994 (LOC: Northern Trust Company) (LOC: Harris Trust & Savings Bank) (LOC: Bank One)
0.040%, 12/05/2014 Δ	800	800

Illinois Educational Facilities Authority, The Newberry Library, Series 1988 (LOC: Northern Trust Company)
0.040%, 12/05/2014 Δ	2,800	2,800
Illinois Finance Authority, Chicago Horticultural Society, Series 2008 (LOC: Northern Trust Company)
0.050%, 12/05/2014 Δ	9,000	9,000
Illinois Finance Authority, Elmhurst Memorial Healthcare, Series 2008D (LOC: BMO Harris Bank)
0.050%, 12/05/2014 Δ	1,000	1,000
Illinois Finance Authority, Richard Driehaus Foundation, Series 2005 (LOC: Northern Trust Company)
0.050%, 12/05/2014 Δ	12,100	12,100
Warren County, Monmouth College Project, Series 2002 (LOC: PNC Bank)
0.060%, 12/05/2014 Δ	8,125	8,125
		68,385

Indiana - 0.4%
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008F (LOC: Bank of New York Mellon)
0.040%, 12/05/2014 Δ	3,100	3,100

Iowa - 0.5%
Iowa Finance Authority, Mississippi Valley Regional Blood Center, Series 2003 (LOC: Wells Fargo Bank)
0.040%, 12/05/2014 Δ	3,750	3,750

Kentucky - 1.5%
City of Russell, Bon Secours Health System, Series 2002B (LOC: JPMorgan Chase Bank)
0.040%, 12/05/2014 Δ	3,890	3,890
Warren County, WKU Student Life Foundation, Series 2008 (LOC: JPMorgan Chase Bank)
0.050%, 12/05/2014 Δ	6,140	6,140
		10,030

Louisiana - 5.4%
Ascension Parish, IMTT- Geismar Project, Series 2007 (INS: FHLB) (LOC: Suntrust Bank)
0.050%, 12/05/2014 Δ	17,190	17,190
Louisiana Local Government Environmental Facilities and Community Development Authority, NSU Facilities Corporation Project, Series 2007B (INS: FHLB) (SPA: Regions Bank)
0.060%, 12/05/2014 Δ	20,000	20,000
		37,190

Maryland - 4.6%
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wells Fargo Bank)
0.040%, 12/05/2014 Δ	5,480	5,480
Maryland State Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Series 1985A (LOC: TD Bank)
0.030%, 12/05/2014 Δ	26,450	26,450
		31,930

Michigan - 0.8%
University of Michigan, Series 2012D1
0.020%, 12/01/2014 Δ	5,420	5,420

Minnesota - 6.6%
Eden Prairie Multifamily Housing Revenue, Park at City West Apartments, Series 2001
0.040%, 12/05/2014 Δ	14,505	14,505
Minnetonka Housing Revenue, The Cliffs at Ridgedale, Series 1995 (INS:FNMA)
0.040%, 12/05/2014 Δ	8,150	8,150
University of Minnesota (Commercial Paper)
0.090%, 02/04/2015	9,000	9,000
0.090%, 02/04/2015	13,750	13,750
		45,405

Mississippi - 2.8%
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2007C
0.040%, 12/01/2014 Δ	5,750	5,750
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2009C
0.040%, 12/01/2014 Δ	1,045	1,045
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2009G
0.040%, 12/01/2014 Δ	660	660
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010F
0.040%, 12/05/2014 Δ	1,325	1,325
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010G
0.040%, 12/01/2014 Δ	5,805	5,805
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010I
0.040%, 12/01/2014 Δ	4,750	4,750
		19,335

Missouri - 0.1%
Missouri Health & Educational Facilities, Saint Louis University, Series 2008A-2 (LOC: Wells Fargo Bank)
0.040%, 12/01/2014 Δ	610	610

New York - 2.4%
New York Dormitory Authority, Series 2009G
5.000%, 03/15/2015	1,000	1,014
New York State Energy Research and Development Authority, Orange and Rockland Utilities, Series 1995A (INS: AMBAC) (LOC: Wachovia Bank)
0.070%, 12/05/2014 Δ	15,700	15,700
		16,714

North Carolina - 2.6%
Charlotte Douglas International Airport, Series 2007B (LOC: Bank of America)
0.050%, 12/05/2014 Δ	1,790	1,790
North Carolina Capital Facilities Finance Agency, Fayetteville University, Series 2001 (LOC: Wells Fargo Bank)
0.040%, 12/05/2014 Δ	1,415	1,415
North Carolina Capital Facilities Finance Agency, Salem Academy and College Project, Series 2005 (LOC: Branch Banking & Trust)
0.040%, 12/05/2014 Δ	6,210	6,210
North Carolina Medical Care Commission, Health Care Facilities, WakeMed, Series 2009C (LOC: Wells Fargo Bank)
0.040%, 12/05/2014 Δ	5,410	5,410
Wake County Industrial Facilities & Pollution Control Financing Authority, Wake Enterprises, Series 2009 (LOC: Branch Banking & Trust)
0.040%, 12/05/2014 Δ	3,075	3,075
		17,900

Ohio - 4.3%
City of Blue Ash, Ursuline Academy of Cincinnati, Series 2008 (LOC: PNC Bank)
0.050%, 12/05/2014 Δ	12,570	12,570
Cuyahoga County Hospital, Metro Health System, Series 2005 (LOC: PNC Bank)
0.040%, 12/05/2014 Δ	12,900	12,900
Franklin County, Health Care Facilities Improvement Revenue, Ohio Presbyterian Retirement Services, Series 2006A (LOC: PNC Bank)
0.040%, 12/05/2014 Δ	2,000	2,000
Lucas County, Series 2014 (General Obligation)
1.000%, 07/14/2015	2,450	2,462
		29,932

Pennsylvania - 1.6%
Butler County, North Allegheny School District, Series 2011B (SPA: PNC Bank)
0.050%, 12/05/2014 Δ	9,920	9,920
Pennsylvania Higher Educational Facilities Authority, Drexel University, Series 2007B (LOC: Wells Fargo Bank)
0.040%, 12/05/2014 Δ	1,000	1,000
		10,920

South Carolina - 1.5%
Georgetown County School District, Series 2011B
5.000%, 03/01/2015	2,285	2,313
South Carolina Economic Development Authority, Healthwood Hall Episcopal School, Series 2001 (LOC: Wells Fargo Bank)
0.040%, 12/05/2014 Δ	7,700	7,700
		10,013

Tennessee - 0.2%
Blount County Public Building Authority, Series E-8-A (LOC: Branch Banking & Trust)
0.040%, 12/05/2014 Δ	1,400	1,400

Texas - 10.6%
Austin County Industrial Development, Justin Industries, Series 1984 (LOC: JPMorgan Chase Bank)
0.070%, 12/01/2014 Δ	5,000	5,000
Birdville Independent School District, Unlimited Tax Refund Bonds, Series 2014
3.000%, 02/15/2015	2,275	2,288
Harris County Tax and Revenue Anticipation Notes, Series 2014 (General Obligation)
1.000%, 02/27/2015	25,000	25,055
Hunt County Health Facilities Development, Greenville Universal Health Services (LOC: Morgan Guaranty Trust)
0.060%, 12/05/2014 Δ	4,300	4,300
Lower Neches Valley Authority, Industrial Development, ExxonMobil Project, Series 2010
0.030%, 12/01/2014 Δ	7,575	7,575
Lower Neches Valley Authority, Industrial Development, ExxonMobil Project, Series 2011
0.030%, 12/01/2014 Δ	3,000	3,000

San Antonio, Series 2014 (General Obligation)
2.000%, 02/01/2015	6,120	6,140
State of Texas, Series 2014
1.500%, 08/31/2015	20,000	20,205
		73,563

Vermont - 1.1%
Vermont State Housing Finance Agency, West Block University of Vermont Apartments, Winooski, Series 2004A (LOC: Sovereign Bank) (LOC: Bank of New York Mellon)
0.060%, 12/05/2014 Δ	7,735	7,735

Virginia - 4.4%
Fairfax County Economic Development Authority, Smithsonian Institution, Series 2003B (SPA: Northern Trust Company)
0.040%, 12/05/2014 Δ	12,000	12,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Center, Series 2003E
0.050%, 12/05/2014 Δ	2,000	2,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Center, Series 2003F
0.050%, 12/05/2014 Δ	9,070	9,070
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments, Series 2008
0.120%, 12/05/2014 Δ	7,200	7,200
		30,270

Washington - 9.5%
King County, Sewer, Series 2010A (General Obligation) (SPA: State Street Bank & Trust)
0.030%, 12/05/2014 Δ	14,000	14,000
Spokane County School District #81, Series 2010B (General Obligation)
5.000%, 12/01/2014	2,500	2,500
Washington Health Care Facilities Authority, Multicare Health System, Series 2007D (LOC: Barclays Bank)
0.040%, 12/01/2014 Δ	27,970	27,970
Washington State Housing Finance Commission, Franke Tobey Jones Project, Series 2003 (LOC Wells Fargo Bank)
0.050%, 12/05/2014 Δ	10,100	10,100
Washington State Housing Finance Commission, Overlake School Project, Series 2003 (LOC: Wells Fargo Bank)
0.040%, 12/05/2014 Δ	6,250	6,250
Washington State Housing Finance Commission, Willow Tree Grove Apartments Project, Series 2011
0.040%, 12/05/2014 Δ	4,900	4,900
		65,720

Wisconsin - 1.5%
Wisconsin State Health & Educational Facilities Authority, Goodwill Industries North Center, Series 2008 (LOC: Wells Fargo Bank)
0.040%, 12/05/2014 Δ	4,800	4,800
Wisconsin State Health & Educational Facilities Authority, St. Norbert College, Series 2008 (LOC: JPMorgan Chase Bank)
0.050%, 12/05/2014 Δ	5,355	5,355
		10,155

Wyoming - 3.6%
Lincoln County, Pollution Control, PacifiCorp Project, Series 1991 (LOC: Scotia Bank)
0.040%, 12/05/2014 Δ	20,125	20,125
Uinta County Pollution Control, Chevron U.S.A., Series 1993
0.040%, 12/01/2014 Δ	5,000	5,000
		25,125

Total Municipal Debt
(Cost $690,269)		690,269

Total Investments ▲ - 99.9%
(Cost $690,269)		690,269
Other Assets and Liabilities, Net - 0.1%		848
Total Net Assets - 100.0%		$691,117

>

Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2014, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2014.

▲

On November 30, 2014, the cost of investments for federal income tax purposes was approximately $690,269. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMBAC	-	American Municipal Bond Assurance Corporation

FHLB	-	Federal Home Loan Banks

FNMA	-	Federal National Mortgage Association

INS	-	Insured

LOC	-	Letter of Credit

SPA	-	Standby Purchase Agreement

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-

Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-

Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2014 the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Municipal Debt	$—	$690,269	$—	$690,269
Total Investments	$—	$690,269	$—	$690,269

During the three-month period ended November 30, 2014, there were no transfers between fair value levels or Level 3 securities.

Schedule of INVESTMENTS November 30, 2014 (unaudited), all dollars are rounded to thousands (000)

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE ¤
Treasury Debt - 21.8%
U.S. Treasury Bond
11.250%, 02/15/2015	$62,600	$64,045
U.S. Treasury Notes
0.250%, 12/15/2014	75,000	75,004
0.250%, 01/15/2015	25,000	25,004
2.250%, 01/31/2015	25,000	25,089
4.000%, 02/15/2015	50,000	50,406
2.375%, 02/28/2015	75,000	75,409
1.750%, 07/31/2015	250,000	252,734
0.250%, 08/15/2015	150,000	150,149
1.250%, 09/30/2015	100,000	100,929
4.500%, 11/15/2015	150,000	156,243
0.065%, 01/31/2016 Δ	300,000	299,869
0.089%, 04/30/2016 Δ	270,000	270,010
0.090%, 07/31/2016 Δ	220,000	220,002
0.078%, 10/31/2016 Δ	70,000	69,980
Total Treasury Debt (Cost $1,834,873)		1,834,873

Treasury Repurchase Agreements - 75.1%
Bank of Nova Scotia/NY
0.080%, dated 11/28/2014, matures 12/01/2014, repurchase price $600,004 (collateralized by U.S. Treasury obligations: Total market value $612,000)	600,000	600,000
Barclays Capital Incorporated
0.080%, dated 11/28/2014, matures 12/01/2014, repurchase price $60,000 (collateralized by U.S. Treasury obligations: Total market value $61,200)	60,000	60,000
Credit Agricole Corporate & Investment Bank
0.080%, dated 11/28/2014, matures 12/01/2014, repurchase price $805,663 (collateralized by U.S. Treasury obligations: Total market value $822,941)	805,658	805,658
Federal Reserve Bank of New York
0.070%, dated 11/28/2014, matures 12/01/2014, repurchase price $3,550,021 (collateralized by U.S. Treasury obligations: Total market value $3,550,021)	3,550,000	3,550,000
HSBC Securities (USA) Inc.
0.070%, dated 11/28/2014, matures 12/01/2014, repurchase price $50,000 (collateralized by U.S. Treasury obligations: Total market value $51,002)	50,000	50,000
Merrill Lynch, Pierce, Fenner & Smith Inc.
0.080%, dated 11/28/2014, matures 12/01/2014, repurchase price $300,002 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
SG Americas Securities LLC
0.080%, dated 11/28/2014, matures 12/01/2014, repurchase price $700,005 (collateralized by U.S. Treasury obligations: Total market value $714,000)	700,000	700,000
TD Securities (USA) LLC
0.090%, dated 11/28/2014, matures 12/01/2014, repurchase price $250,002 (collateralized by U.S. Treasury obligations: Total market value $255,000)	250,000	250,000
Total Treasury Repurchase Agreements (Cost $6,315,658)		6,315,658

Total Investments ▲- 96.9% (Cost $8,150,531)		8,150,531
Other Assets and Liabilities, Net - 3.1%		257,743
Total Net Assets - 100.0%		$8,408,274

¤

Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2014, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2014.

▲

On November 30, 2014, the cost of investments for federal income tax purposes was approximately $8,150,531. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-

Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-

Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2014 the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Treasury Repurchase Agreements	$—	$6,315,658	$—	$6,315,658
Treasury Debt	—	1,834,873	—	1,834,873
Total Investments	$—	$8,150,531	$—	$8,150,531

During the three-month period ended November 30, 2014, there were no transfers between fair value levels or Level 3 securities.

Schedule of INVESTMENTS November 30, 2014 (unaudited), all dollars are rounded to thousands (000)

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt - 93.3%
U.S. Treasury Bills Ä
0.032%, 12/04/2014	$7,090	$7,090
0.045%, 12/11/2014	90,000	89,999
0.005%, 12/18/2014	20,882	20,882
0.025%, 12/26/2014	17,322	17,322
0.007%, 01/02/2015	248,237	248,235
0.015%, 01/15/2015	25,000	24,999
0.088%, 03/05/2015	5,000	4,999
U.S. Treasury Notes
0.125%, 12/31/2014	33,356	33,358
2.625%, 12/31/2014	67,789	67,931
0.250%, 01/15/2015	37,645	37,655
0.250%, 01/31/2015	80,485	80,513
2.250%, 01/31/2015	75,000	75,277
4.000%, 02/15/2015	45,221	45,591
2.375%, 02/28/2015	100,644	101,221
2.500%, 03/31/2015	25,000	25,201
1.750%, 07/31/2015	2,765	2,795
0.250%, 08/15/2015	12,633	12,645
4.500%, 11/15/2015	529	551
0.065%, 01/31/2016 Δ	80,000	79,970
0.089%, 04/30/2016 Δ	5,000	5,000
0.090%, 07/31/2016 Δ	5,000	5,000
0.078%, 10/31/2016 Δ	5,000	4,999
Total Treasury Debt (Cost $991,233)		991,233

Total Investments ▲ - 93.3% (Cost $991,233)		991,233
Other Assets and Liabilities, Net - 6.7%		70,747
Total Net Assets - 100.0%		$1,061,980

>

Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2014, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Ä	Rate shown is effective yield as of November 30, 2014.

Δ	Variable rate security - The rate shown is the rate in effect as of November 30, 2014.

▲

On November 30, 2014, the cost of investments for federal income tax purposes was approximately $991,233. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-

Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-

Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2014, the fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Treasury Debt	$—	$991,233	$—	$991,233
Total Investments	$—	$991,233	$—	$991,233

During the three-month period ended November 30, 2014, there were no transfers between fair value levels or Level 3 securities.

Item 2.	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: January 29, 2015

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: January 29, 2015